Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,301,000.00
Previously Paid Amount	0.00
Total Fee Amount	287.19
Total Offset Amount	0.00
Net Fee	287.19
Narrative - Max Aggregate Offering Price	$ 3,301,000.00
Final Prospectus	true